Thrivent Moderately Conservative Allocation Fund Expense Example - Thrivent Moderately Conservative Allocation Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 552
Expense Example, with Redemption, 3 Years	802
Expense Example, with Redemption, 5 Years	1,070
Expense Example, with Redemption, 10 Years	1,836
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	290
Expense Example, with Redemption, 5 Years	515
Expense Example, with Redemption, 10 Years	$ 1,163